Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

As at	December 31, 2024	December 31, 2023
Retail liquor	73,538	83,923
Retail cannabis	21,783	19,516
Harvested cannabis
Raw materials, packaging and components	13,030	7,781
Extracted cannabis & hemp oils	16,058	11,989
Work-in-progress	—	995
Finished goods	3,510	4,856
	127,919	129,060